Severance And Retirement Plans (Schedule Of Assumptions Used To Determine Projected Benefit Obligations) (Detail)	Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Discount rate	0.90%
Assumed rate of increase in future compensation levels	1.50%